Accounts payable	12 Months Ended
Mar. 31, 2020
Accounts payable
Accounts payable

8.Accounts payable

Accounts payable consisted of the following:

	As of March 31,
	2020	2019
Payable to a supplier of virtual simulation software	$115,425	$—
Payable to a copyright supplier	110,090	—
Payable to accessories suppliers	23,571	10,025
Total	$249,086	$10,025